Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000050453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class A
Trading Symbol	GERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.39%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$9,016	$8,520	$8,547
10/16	$9,810	$9,271	$9,339
10/17	$12,768	$12,066	$11,810
10/18	$10,967	$10,363	$10,331
10/19	$11,596	$10,958	$11,556
10/20	$12,940	$12,228	$12,510
10/21	$15,088	$14,258	$14,631
10/22	$10,587	$10,005	$10,091
10/23	$11,952	$11,295	$11,181
10/24	$14,708	$13,899	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.06%	4.86%	3.93%
Class A Including sale charges	16.32%	3.69%	3.35%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class C
Trading Symbol	GERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.14%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$8,950	$8,861	$8,547
10/16	$9,665	$9,568	$9,339
10/17	$12,487	$12,362	$11,810
10/18	$10,639	$10,533	$10,331
10/19	$11,181	$11,069	$11,556
10/20	$12,375	$12,251	$12,510
10/21	$14,323	$14,179	$14,631
10/22	$9,974	$9,875	$10,091
10/23	$11,174	$11,062	$11,181
10/24	$13,646	$13,509	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.12%	4.06%	3.15%
Class C Including sale charges	21.10%	4.06%	3.15%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050452
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Institutional
Trading Symbol	GERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$904,800	$854,700
10/16	$989,670	$933,931
10/17	$1,293,202	$1,180,955
10/18	$1,114,352	$1,033,100
10/19	$1,183,219	$1,155,625
10/20	$1,324,377	$1,250,964
10/21	$1,550,448	$1,463,128
10/22	$1,090,896	$1,009,119
10/23	$1,235,657	$1,118,104
10/24	$1,527,149	$1,401,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	23.59%	5.23%	4.32%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Investor
Trading Symbol	GIRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,037	$8,547
10/16	$9,864	$9,339
10/17	$12,869	$11,810
10/18	$11,081	$10,331
10/19	$11,752	$11,556
10/20	$13,138	$12,510
10/21	$15,366	$14,631
10/22	$10,804	$10,091
10/23	$12,225	$11,181
10/24	$15,083	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	23.37%	5.11%	4.19%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R6
Trading Symbol	GERUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
7/31/15	$10,000	$10,000
10/15	$9,417	$9,451
10/16	$10,293	$10,327
10/17	$13,457	$13,059
10/18	$11,594	$11,424
10/19	$12,327	$12,779
10/20	$13,787	$13,833
10/21	$16,144	$16,179
10/22	$11,374	$11,159
10/23	$12,885	$12,364
10/24	$15,908	$15,494

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	23.46%	5.23%	5.14%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	4.84%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class R
Trading Symbol	GRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$183	1.64%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$8,994	$8,547
10/16	$9,768	$9,339
10/17	$12,684	$11,810
10/18	$10,865	$10,331
10/19	$11,465	$11,556
10/20	$12,751	$12,510
10/21	$14,846	$14,631
10/22	$10,381	$10,091
10/23	$11,690	$11,181
10/24	$14,355	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	22.80%	4.59%	3.68%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Insights Fund
Class Name	Class P
Trading Symbol	GAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,284	$8,360
10/19	$8,808	$9,352
10/20	$9,851	$10,123
10/21	$11,536	$11,840
10/22	$8,127	$8,166
10/23	$9,206	$9,048
10/24	$11,366	$11,339

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	23.47%	5.22%	1.97%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	1.94%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 2,152,192,361
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 19,529,355
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,152,192,361
# of Portfolio Holdings	382
Portfolio Turnover Rate	168%
Total Net Advisory Fees Paid	$19,529,355

Holdings [Text Block]

Sector Allocation (%)

Financials	23.9%
Information Technology	20.0%
Consumer Discretionary	11.4%
Communication Services	11.1%
Industrials	7.9%
Health Care	6.7%
Materials	4.8%
Consumer Staples	4.0%
Utilities	3.3%
Other	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

During the period, the Fund’s classification changed from non-diversified to diversified. The Fund was previously registered as a non-diversified investment company.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class A
Trading Symbol	GCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.18%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$10,258	$9,694	$9,993
10/16	$10,359	$9,789	$9,670
10/17	$13,266	$12,537	$11,937
10/18	$12,111	$11,445	$11,119
10/19	$12,908	$12,198	$12,347
10/20	$12,074	$11,410	$11,500
10/21	$15,877	$15,004	$15,430
10/22	$12,295	$11,619	$11,881
10/23	$14,406	$13,614	$13,592
10/24	$17,833	$16,853	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.79%	6.67%	5.95%
Class A Including sale charges	16.96%	5.46%	5.35%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class C
Trading Symbol	GCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	1.93%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$10,182	$10,080	$9,993
10/16	$10,204	$10,102	$9,670
10/17	$12,971	$12,841	$11,937
10/18	$11,745	$11,628	$11,119
10/19	$12,425	$12,301	$12,347
10/20	$11,543	$11,427	$11,500
10/21	$15,067	$14,916	$15,430
10/22	$11,577	$11,462	$11,881
10/23	$13,460	$13,325	$13,592
10/24	$16,536	$16,370	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.85%	5.87%	5.15%
Class C Including sale charges	21.83%	5.87%	5.15%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025541
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Institutional
Trading Symbol	GCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$1,030,500	$999,300
10/16	$1,044,309	$967,023
10/17	$1,342,668	$1,193,693
10/18	$1,228,809	$1,111,925
10/19	$1,315,686	$1,234,681
10/20	$1,235,693	$1,149,982
10/21	$1,630,249	$1,543,046
10/22	$1,267,193	$1,188,145
10/23	$1,490,345	$1,359,238
10/24	$1,851,605	$1,671,455

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	24.24%	7.06%	6.35%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025542
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Service
Trading Symbol	GCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$148	1.32%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,248	$9,993
10/16	$10,337	$9,670
10/17	$13,220	$11,937
10/18	$12,041	$11,119
10/19	$12,818	$12,347
10/20	$11,983	$11,500
10/21	$15,728	$15,430
10/22	$12,159	$11,881
10/23	$14,230	$13,592
10/24	$17,597	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	23.66%	6.54%	5.81%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058972
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Investor
Trading Symbol	GCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,285	$9,993
10/16	$10,410	$9,670
10/17	$13,371	$11,937
10/18	$12,232	$11,119
10/19	$13,076	$12,347
10/20	$12,261	$11,500
10/21	$16,173	$15,430
10/22	$12,552	$11,881
10/23	$14,744	$13,592
10/24	$18,298	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.10%	6.94%	6.22%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161504
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
7/31/15	$10,000	$10,000
10/15	$9,644	$9,481
10/16	$9,777	$9,175
10/17	$12,565	$11,325
10/18	$11,499	$10,550
10/19	$12,315	$11,714
10/20	$11,568	$10,911
10/21	$15,266	$14,640
10/22	$11,865	$11,273
10/23	$13,947	$12,896
10/24	$17,343	$15,858

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	24.35%	7.08%	6.12%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.10%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058971
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class R
Trading Symbol	GCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$160	1.43%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,232	$9,993
10/16	$10,301	$9,670
10/17	$13,165	$11,937
10/18	$11,979	$11,119
10/19	$12,741	$12,347
10/20	$11,886	$11,500
10/21	$15,593	$15,430
10/22	$12,039	$11,881
10/23	$14,078	$13,592
10/24	$17,380	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	23.46%	6.40%	5.68%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201740
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Insights Fund
Class Name	Class P
Trading Symbol	GGFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,854	$9,027
10/19	$9,476	$10,024
10/20	$8,900	$9,336
10/21	$11,748	$12,527
10/22	$9,130	$9,646
10/23	$10,733	$11,035
10/24	$13,341	$13,569

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	24.30%	7.07%	4.50%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	4.77%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,810,894,504
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,170,398
InvestmentCompanyPortfolioTurnover	167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,810,894,504
# of Portfolio Holdings	310
Portfolio Turnover Rate	167%
Total Net Advisory Fees Paid	$13,170,398

Holdings [Text Block]

Sector Allocation (%)

Financials	22.3%
Industrials	18.2%
Health Care	13.6%
Consumer Discretionary	10.8%
Information Technology	7.9%
Consumer Staples	7.8%
Materials	6.9%
Communication Services	3.2%
Real Estate	2.3%
Other	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050450
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class A
Trading Symbol	GICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$138	1.23%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,670	$10,083	$10,845	$10,099
10/16	$11,117	$10,506	$11,168	$9,856
10/17	$14,231	$13,448	$14,241	$12,223
10/18	$12,825	$12,120	$13,128	$11,367
10/19	$13,682	$12,929	$14,286	$12,586
10/20	$13,136	$12,413	$14,092	$11,819
10/21	$17,425	$16,466	$19,133	$15,889
10/22	$12,708	$12,009	$13,339	$12,052
10/23	$14,048	$13,276	$14,202	$13,649
10/24	$17,509	$16,546	$17,463	$16,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	24.63%	5.05%	5.76%
Class A Including sale charges	17.73%	3.86%	5.17%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

AssetsNet	$ 3,971,130,304
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 30,443,154
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class C
Trading Symbol	GICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	1.98%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,596	$10,490	$10,845	$10,099
10/16	$10,944	$10,834	$11,168	$9,856
10/17	$13,920	$13,781	$14,241	$12,223
10/18	$12,446	$12,322	$13,128	$11,367
10/19	$13,185	$13,053	$14,286	$12,586
10/20	$12,563	$12,437	$14,092	$11,819
10/21	$16,542	$16,376	$19,133	$15,889
10/22	$11,968	$11,848	$13,339	$12,052
10/23	$13,137	$13,006	$14,202	$13,649
10/24	$16,249	$16,087	$17,463	$16,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	23.69%	4.26%	4.97%
Class C Including sale charges	22.67%	4.26%	4.97%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

AssetsNet	$ 3,971,130,304
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 30,443,154
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Institutional
Trading Symbol	GICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,071,100	$1,084,500	$1,009,900
10/16	$1,119,407	$1,116,818	$985,561
10/17	$1,439,445	$1,424,055	$1,222,293
10/18	$1,302,266	$1,312,836	$1,136,733
10/19	$1,394,727	$1,428,628	$1,258,590
10/20	$1,344,238	$1,409,199	$1,181,942
10/21	$1,789,315	$1,913,269	$1,588,885
10/22	$1,309,778	$1,333,931	$1,205,169
10/23	$1,453,330	$1,420,237	$1,364,854
10/24	$1,819,133	$1,746,323	$1,678,361

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	25.17%	5.45%	6.16%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

AssetsNet	$ 3,971,130,304
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 30,443,154
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Investor
Trading Symbol	GIRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
11/1/14	$10,000	$10,000	$10,000
10/15	$10,700	$10,845	$10,099
10/16	$11,164	$11,168	$9,856
10/17	$14,344	$14,241	$12,223
10/18	$12,950	$13,128	$11,367
10/19	$13,858	$14,286	$12,586
10/20	$13,341	$14,092	$11,819
10/21	$17,727	$19,133	$15,889
10/22	$12,958	$13,339	$12,052
10/23	$14,362	$14,202	$13,649
10/24	$17,957	$17,463	$16,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	25.03%	5.32%	6.02%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.73%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.31%

AssetsNet	$ 3,971,130,304
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 30,443,154
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161506
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class R6
Trading Symbol	GICUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
7/31/15	$10,000	$10,000	$10,000
10/15	$9,712	$9,791	$9,522
10/16	$10,172	$10,083	$9,293
10/17	$13,089	$12,857	$11,525
10/18	$11,836	$11,852	$10,718
10/19	$12,678	$12,898	$11,867
10/20	$12,220	$12,722	$11,144
10/21	$16,267	$17,273	$14,981
10/22	$11,906	$12,043	$11,363
10/23	$13,220	$12,822	$12,869
10/24	$16,539	$15,766	$15,825

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	25.10%	5.46%	5.58%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	5.04%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	5.08%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 3,971,130,304
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 30,443,154
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Small Cap Insights Fund
Class Name	Class P
Trading Symbol	GGDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally led a number of central banks to ease monetary policy. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports, excitement over artificial intelligence capabilities and economic stimulus in China. International equities fell in October, pressured by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Small Cap Index (Net, USD, Unhedged)	MSCI EAFE IMI Index (Net, Unhedged, USD)
4/16/18	$10,000	$10,000	$10,000
10/18	$8,570	$8,656	$8,971
10/19	$9,179	$9,420	$9,933
10/20	$8,848	$9,291	$9,328
10/21	$11,781	$12,615	$12,539
10/22	$8,623	$8,795	$9,511
10/23	$9,575	$9,364	$10,771
10/24	$11,978	$11,514	$13,245

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	25.10%	5.46%	2.79%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)	22.96%	4.09%	2.17%
MSCI EAFE IMI Index (Net, Unhedged, USD)	22.97%	5.92%	4.38%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 3,971,130,304
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 30,443,154
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$3,971,130,304
# of Portfolio Holdings	440
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid	$30,443,154

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.3%
Financials	14.5%
Consumer Discretionary	13.1%
Materials	10.8%
Real Estate	10.2%
Consumer Staples	8.4%
Information Technology	7.0%
Health Care	5.2%
Energy	2.3%
Other	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025585
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class A
Trading Symbol	GSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$10,120	$9,563	$11,455
10/16	$10,519	$9,940	$10,826
10/17	$13,817	$13,057	$14,334
10/18	$11,701	$11,057	$11,210
10/19	$13,987	$13,218	$13,115
10/20	$20,116	$19,010	$17,625
10/21	$20,510	$19,382	$17,521
10/22	$10,146	$9,588	$10,061
10/23	$11,050	$10,443	$11,231
10/24	$12,520	$11,832	$13,306

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	13.30%	-2.19%	2.27%
Class A Including sale charges	7.09%	-3.29%	1.69%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

AssetsNet	$ 35,894,593
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 383,840
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025587
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class C
Trading Symbol	GSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$235	2.21%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$10,043	$9,943	$11,455
10/16	$10,363	$10,260	$10,826
10/17	$13,509	$13,374	$14,334
10/18	$11,355	$11,242	$11,210
10/19	$13,474	$13,340	$13,115
10/20	$19,233	$19,041	$17,625
10/21	$19,468	$19,273	$17,521
10/22	$9,561	$9,465	$10,061
10/23	$10,331	$10,228	$11,231
10/24	$11,612	$11,496	$13,306

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	12.40%	-2.93%	1.50%
Class C Including sale charges	11.40%	-2.93%	1.50%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

AssetsNet	$ 35,894,593
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 383,840
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025583
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Institutional
Trading Symbol	GSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$1,016,000	$1,145,500
10/16	$1,059,993	$1,082,612
10/17	$1,398,237	$1,433,378
10/18	$1,188,781	$1,121,045
10/19	$1,426,299	$1,311,511
10/20	$2,057,864	$1,762,539
10/21	$2,104,784	$1,752,140
10/22	$1,045,025	$1,006,079
10/23	$1,141,585	$1,123,086
10/24	$1,297,754	$1,330,632

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	13.68%	-1.87%	2.64%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

AssetsNet	$ 35,894,593
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 383,840
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141341
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Investor
Trading Symbol	GSAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.21%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI China All Shares Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,146	$11,455
10/16	$10,571	$10,826
10/17	$13,926	$14,334
10/18	$11,822	$11,210
10/19	$14,170	$13,115
10/20	$20,426	$17,625
10/21	$20,879	$17,521
10/22	$10,356	$10,061
10/23	$11,308	$11,231
10/24	$12,846	$13,306

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	13.60%	-1.94%	2.53%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	2.90%

AssetsNet	$ 35,894,593
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 383,840
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198939
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class R6
Trading Symbol	GSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI China All Shares Index (Net, USD, Unhedged)
2/28/18	$10,000	$10,000
10/18	$7,966	$7,405
10/19	$9,556	$8,663
10/20	$13,789	$11,642
10/21	$14,105	$11,574
10/22	$7,000	$6,646
10/23	$7,653	$7,419
10/24	$8,696	$8,789

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	13.63%	-1.87%	-2.07%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	-1.91%

Performance Inception Date	Feb. 28, 2018
AssetsNet	$ 35,894,593
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 383,840
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs China Equity Fund
Class Name	Class P
Trading Symbol	GMEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs China Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad China equity market experienced volatility but gained overall. For most of the annual period, Chinese equities were weak amid economic slowdown, shaky consumer and business confidence, falling exports, sluggish manufacturing, deflationary pressures and a troubled real estate sector. Chinese equities then surged in September 2024 after its central bank implemented long-awaited monetary stimulus measures and property sector supportive policies. Chinese equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI China All Shares Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,027	$7,722
10/19	$9,631	$9,034
10/20	$13,899	$12,141
10/21	$14,213	$12,069
10/22	$7,057	$6,930
10/23	$7,714	$7,736
10/24	$8,765	$9,166

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	13.63%	-1.87%	-1.99%
MSCI China All Shares Index (Net, USD, Unhedged)	18.48%	0.29%	-1.32%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 35,894,593
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 383,840
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$35,894,593
# of Portfolio Holdings	69
Portfolio Turnover Rate	70%
Total Net Advisory Fees Paid	$383,840

Holdings [Text Block]

Sector Allocation (%)

Consumer Discretionary	25.7%
Financials	19.0%
Communication Services	12.7%
Information Technology	10.7%
Industrials	8.7%
Materials	5.5%
Consumer Staples	5.3%
Health Care	5.2%
Energy	2.8%
Other	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, the Investment Adviser agreed to lower the expense limitation for “other expenses,” resulting in lower Total Annual Fund Operating Expenses After Expense Limitation.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025573
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$149	1.33%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$9,219	$8,712	$8,547
10/16	$10,144	$9,586	$9,339
10/17	$13,164	$12,440	$11,810
10/18	$10,884	$10,286	$10,331
10/19	$12,956	$12,243	$11,556
10/20	$15,266	$14,426	$12,510
10/21	$18,336	$17,327	$14,631
10/22	$10,871	$10,273	$10,091
10/23	$11,888	$11,234	$11,181
10/24	$14,700	$13,892	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	23.66%	2.55%	3.92%
Class A Including sale charges	16.85%	1.41%	3.34%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025575
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$232	2.08%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$9,148	$9,057	$8,547
10/16	$9,987	$9,887	$9,339
10/17	$12,867	$12,738	$11,810
10/18	$10,563	$10,457	$10,331
10/19	$12,477	$12,352	$11,556
10/20	$14,585	$14,439	$12,510
10/21	$17,390	$17,216	$14,631
10/22	$10,236	$10,133	$10,091
10/23	$11,107	$10,996	$11,181
10/24	$13,635	$13,498	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	22.76%	1.79%	3.15%
Class C Including sale charges	21.76%	1.79%	3.15%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025571
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Institutional
Trading Symbol	GEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$925,100	$854,700
10/16	$1,021,865	$933,931
10/17	$1,331,593	$1,180,955
10/18	$1,105,355	$1,033,100
10/19	$1,321,010	$1,155,625
10/20	$1,561,038	$1,250,964
10/21	$1,881,206	$1,463,128
10/22	$1,118,942	$1,009,119
10/23	$1,226,919	$1,118,104
10/24	$1,522,484	$1,401,208

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	24.09%	2.88%	4.29%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025572
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Service
Trading Symbol	GEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$171	1.53%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,207	$8,547
10/16	$10,122	$9,339
10/17	$13,123	$11,810
10/18	$10,843	$10,331
10/19	$12,886	$11,556
10/20	$15,154	$12,510
10/21	$18,170	$14,631
10/22	$10,757	$10,091
10/23	$11,734	$11,181
10/24	$14,484	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	23.43%	2.36%	3.77%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Investor
Trading Symbol	GIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,238	$8,547
10/16	$10,189	$9,339
10/17	$13,256	$11,810
10/18	$10,994	$10,331
10/19	$13,116	$11,556
10/20	$15,488	$12,510
10/21	$18,652	$14,631
10/22	$11,087	$10,091
10/23	$12,151	$11,181
10/24	$15,070	$14,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	24.02%	2.81%	4.18%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	3.43%

AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
7/31/15	$10,000	$10,000
10/15	$9,414	$9,451
10/16	$10,407	$10,327
10/17	$13,566	$13,059
10/18	$11,265	$11,424
10/19	$13,464	$12,779
10/20	$15,913	$13,833
10/21	$19,177	$16,179
10/22	$11,408	$11,159
10/23	$12,508	$12,364
10/24	$15,522	$15,494

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	24.10%	2.88%	4.86%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	4.84%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201742
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GAHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$7,894	$8,360
10/19	$9,431	$9,352
10/20	$11,146	$10,123
10/21	$13,431	$11,840
10/22	$7,990	$8,166
10/23	$8,763	$9,048
10/24	$10,875	$11,339

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	24.10%	2.89%	1.29%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	1.94%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 2,858,901,711
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 24,718,354
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$2,858,901,711
# of Portfolio Holdings	128
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid	$24,718,354

Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.5%
Financials	22.5%
Consumer Discretionary	19.6%
Communication Services	8.9%
Consumer Staples	5.8%
Industrials	4.9%
Health Care	4.6%
Materials	3.0%
Real Estate	2.5%
Other	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000235590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class A
Trading Symbol	GEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$159	1.42%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,450	$10,000
10/23	$10,017	$9,466	$9,999
10/24	$12,480	$11,794	$12,718

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class A Excluding sale charges (Commenced December 6, 2022)	24.59%	12.34%
Class A Including sale charges (Commenced on December 6, 2022)	17.75%	9.06%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238648
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class C
Trading Symbol	GEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$242	2.16%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$9,900	$10,000
10/23	$9,946	$9,847	$9,999
10/24	$12,302	$12,179	$12,718

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C Excluding sale charges (Commenced December 6, 2022)	23.69%	11.50%
Class C Including sale charges (Commenced on December 6, 2022)	22.69%	11.50%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Institutional
Trading Symbol	GEMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$1,000,000	$1,000,000
10/23	$1,004,600	$999,900
10/24	$1,256,152	$1,271,773

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional (Commenced December 6, 2022)	25.04%	12.72%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Investor
Trading Symbol	GEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,033	$9,999
10/24	$12,532	$12,718

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor (Commenced December 6, 2022)	24.91%	12.58%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class R6
Trading Symbol	GEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,564	$12,718

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R6 (Commenced December 6, 2022)	25.04%	12.73%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238651
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class R
Trading Symbol	GEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$187	1.67%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$9,997	$9,999
10/24	$12,425	$12,718

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R (Commenced December 6, 2022)	24.29%	12.08%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Equity ex. China Fund
Class Name	Class P
Trading Symbol	GEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity ex. China Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. There was great regional divergence, with Latin America and Central & Eastern Europe performing better, but Asia facing persistent headwinds from economic concerns and property sector issues. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
12/6/22	$10,000	$10,000
10/23	$10,048	$9,999
10/24	$12,555	$12,718

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class P (Commenced December 6, 2022)	24.95%	12.69%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)	27.19%	13.46%

Performance Inception Date	Dec. 06, 2022
AssetsNet	$ 12,096,155
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 99,505
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$12,096,155
# of Portfolio Holdings	116
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid	$99,505

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.7%
Financials	24.5%
Consumer Discretionary	13.0%
Consumer Staples	6.1%
Health Care	5.3%
Communication Services	4.4%
Industrials	4.2%
Energy	3.3%
Materials	2.4%
Other	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	GEBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$155	1.38%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,450	$10,000
10/18	$8,400	$7,938	$8,654
10/19	$9,974	$9,426	$9,680
10/20	$11,820	$11,170	$10,479
10/21	$14,128	$13,351	$12,256
10/22	$8,492	$8,025	$8,453
10/23	$9,154	$8,650	$9,366
10/24	$11,394	$10,767	$11,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class A Excluding sale charges (Commenced May 31, 2018)	24.47%	2.70%	2.05%
Class A Including sale charges (Commenced on May 31, 2018)	17.65%	1.54%	1.16%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance Inception Date	May 31, 2018
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	GEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.13%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$9,900	$10,000
10/18	$8,370	$8,286	$8,654
10/19	$9,870	$9,771	$9,680
10/20	$11,610	$11,494	$10,479
10/21	$13,769	$13,632	$12,256
10/22	$8,222	$8,140	$8,453
10/23	$8,791	$8,703	$9,366
10/24	$10,852	$10,744	$11,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class C Excluding sale charges (Commenced May 31, 2018)	23.45%	1.91%	1.28%
Class C Including sale charges (Commenced on May 31, 2018)	22.45%	1.91%	1.28%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance Inception Date	May 31, 2018
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Institutional
Trading Symbol	GEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$1,000,000	$1,000,000
10/18	$841,000	$865,400
10/19	$1,002,977	$968,036
10/20	$1,193,241	$1,047,899
10/21	$1,429,622	$1,225,623
10/22	$862,634	$845,312
10/23	$933,284	$936,606
10/24	$1,163,992	$1,173,755

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Institutional (Commenced May 31, 2018)	24.72%	3.02%	2.39%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance Inception Date	May 31, 2018
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Investor
Trading Symbol	GEBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,010	$9,680
10/20	$11,896	$10,479
10/21	$14,254	$12,256
10/22	$8,595	$8,453
10/23	$9,283	$9,366
10/24	$11,572	$11,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Investor (Commenced May 31, 2018)	24.66%	2.94%	2.30%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance Inception Date	May 31, 2018
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	GEBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,410	$8,654
10/19	$10,030	$9,680
10/20	$11,933	$10,479
10/21	$14,308	$12,256
10/22	$8,629	$8,453
10/23	$9,336	$9,366
10/24	$11,640	$11,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced May 31, 2018)	24.68%	3.02%	2.39%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance Inception Date	May 31, 2018
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000182042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	GEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$183	1.63%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets Index (Net, USD, Unhedged)
5/31/18	$10,000	$10,000
10/18	$8,390	$8,654
10/19	$9,948	$9,680
10/20	$11,755	$10,479
10/21	$14,009	$12,256
10/22	$8,401	$8,453
10/23	$9,038	$9,366
10/24	$11,209	$11,738

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R (Commenced May 31, 2018)	24.02%	2.41%	1.79%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	3.93%	2.52%

Performance Inception Date	May 31, 2018
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000203335
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ESG Emerging Markets Equity Fund
Class Name	Class P
Trading Symbol	GEPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs ESG Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad emerging markets equity market experienced volatility but performed strongly, supported by the view that U.S. interest rates were likely to fall more quickly than earlier anticipated and as global economic data was encouraging. China’s market was pressured by economic slowdown and a troubled real estate sector but surged in September 2024 after its central bank implemented monetary stimulus measures and property sector supportive policies. Emerging markets equities fell in October due to global market volatility and a strengthening U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (Net, USD, Unhedged)
1/21/20	$10,000	$10,000
10/20	$10,828	$9,976
10/21	$12,985	$11,668
10/22	$7,831	$8,047
10/23	$8,473	$8,917
10/24	$10,567	$11,174

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class P (Commenced January 21, 2020)	24.71%	1.16%
MSCI Emerging Markets Index (Net, USD, Unhedged)	25.32%	2.35%

Performance Inception Date	Jan. 21, 2020
AssetsNet	$ 22,882,902
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 211,401
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$22,882,902
# of Portfolio Holdings	89
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid	$211,401

Holdings [Text Block]

Sector Allocation (%)

Information Technology	25.4%
Financials	25.4%
Consumer Discretionary	21.1%
Communication Services	10.4%
Consumer Staples	5.9%
Health Care	4.0%
Industrials	3.5%
Real Estate	2.1%
Materials	1.1%
Other	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025549
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class A
Trading Symbol	GSIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$10,034	$9,482	$9,993
10/16	$9,376	$8,860	$9,670
10/17	$11,559	$10,924	$11,937
10/18	$10,506	$9,928	$11,119
10/19	$12,327	$11,649	$12,347
10/20	$12,735	$12,035	$11,500
10/21	$18,358	$17,348	$15,430
10/22	$13,860	$13,098	$11,881
10/23	$15,387	$14,541	$13,592
10/24	$18,486	$17,470	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	20.14%	8.43%	6.33%
Class A Including sale charges	13.55%	7.22%	5.73%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025551
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class C
Trading Symbol	GSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.92%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$9,958	$9,858	$9,993
10/16	$9,232	$9,140	$9,670
10/17	$11,300	$11,187	$11,937
10/18	$10,194	$10,092	$11,119
10/19	$11,875	$11,756	$12,347
10/20	$12,175	$12,053	$11,500
10/21	$17,420	$17,246	$15,430
10/22	$13,051	$12,921	$11,881
10/23	$14,388	$14,244	$13,592
10/24	$17,150	$16,979	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	19.20%	7.62%	5.54%
Class C Including sale charges	18.19%	7.62%	5.54%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025547
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Institutional
Trading Symbol	GSIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$1,007,400	$999,300
10/16	$944,639	$967,023
10/17	$1,169,274	$1,193,693
10/18	$1,066,846	$1,111,925
10/19	$1,256,318	$1,234,681
10/20	$1,301,922	$1,149,982
10/21	$1,882,839	$1,543,046
10/22	$1,425,874	$1,188,145
10/23	$1,588,852	$1,359,238
10/24	$1,914,566	$1,671,455

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	20.50%	8.78%	6.71%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025548
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Service
Trading Symbol	GSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$150	1.36%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,019	$9,993
10/16	$9,350	$9,670
10/17	$11,516	$11,937
10/18	$10,463	$11,119
10/19	$12,263	$12,347
10/20	$12,652	$11,500
10/21	$18,206	$15,430
10/22	$13,720	$11,881
10/23	$15,206	$13,592
10/24	$18,234	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	19.91%	8.25%	6.19%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Investor
Trading Symbol	GIRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$10,056	$9,993
10/16	$9,416	$9,670
10/17	$11,642	$11,937
10/18	$10,603	$11,119
10/19	$12,474	$12,347
10/20	$12,919	$11,500
10/21	$18,670	$15,430
10/22	$14,133	$11,881
10/23	$15,732	$13,592
10/24	$18,947	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	20.44%	8.71%	6.59%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class R6
Trading Symbol	GSIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,668	$10,944
10/17	$13,207	$13,509
10/18	$12,053	$12,584
10/19	$14,193	$13,973
10/20	$14,710	$13,015
10/21	$21,278	$17,463
10/22	$16,114	$13,446
10/23	$17,954	$15,383
10/24	$21,643	$18,916

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	20.55%	8.80%	9.29%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	7.61%

Performance Inception Date	Feb. 26, 2016
AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201741
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity ESG Fund
Class Name	Class P
Trading Symbol	GTFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,748	$9,027
10/19	$10,299	$10,024
10/20	$10,678	$9,336
10/21	$15,445	$12,527
10/22	$11,699	$9,646
10/23	$13,032	$11,035
10/24	$15,709	$13,569

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	20.54%	8.80%	7.14%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	4.77%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,071,131,425
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,857,061
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,071,131,425
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid	$8,857,061

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.8%
Financials	18.7%
Information Technology	15.1%
Health Care	12.2%
Consumer Staples	9.4%
Utilities	7.6%
Consumer Discretionary	6.0%
Materials	4.0%
Communication Services	2.6%
Other	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class A
Trading Symbol	GSAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,450	$10,000
10/15	$9,943	$9,396	$9,993
10/16	$9,277	$8,767	$9,670
10/17	$11,446	$10,816	$11,937
10/18	$10,647	$10,061	$11,119
10/19	$12,451	$11,767	$12,347
10/20	$11,049	$10,442	$11,500
10/21	$14,814	$13,999	$15,430
10/22	$12,568	$11,877	$11,881
10/23	$14,878	$14,060	$13,592
10/24	$18,199	$17,198	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	22.32%	7.88%	6.16%
Class A Including sale charges	15.58%	6.66%	5.56%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class C
Trading Symbol	GSCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$211	1.91%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$9,900	$10,000
10/15	$9,867	$9,768	$9,993
10/16	$9,139	$9,047	$9,670
10/17	$11,190	$11,078	$11,937
10/18	$10,340	$10,237	$11,119
10/19	$11,996	$11,876	$12,347
10/20	$10,567	$10,461	$11,500
10/21	$14,056	$13,916	$15,430
10/22	$11,841	$11,723	$11,881
10/23	$13,916	$13,776	$13,592
10/24	$16,884	$16,715	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	21.33%	7.07%	5.37%
Class C Including sale charges	20.30%	7.07%	5.37%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Institutional
Trading Symbol	GSIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$1,000,000	$1,000,000
10/15	$998,500	$999,300
10/16	$935,295	$967,023
10/17	$1,158,643	$1,193,693
10/18	$1,082,289	$1,111,925
10/19	$1,269,417	$1,234,681
10/20	$1,131,177	$1,149,982
10/21	$1,520,868	$1,543,046
10/22	$1,294,715	$1,188,145
10/23	$1,538,121	$1,359,238
10/24	$1,888,043	$1,671,455

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	22.75%	8.25%	6.56%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Investor
Trading Symbol	GSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,968	$9,993
10/16	$9,325	$9,670
10/17	$11,540	$11,937
10/18	$10,762	$11,119
10/19	$12,614	$12,347
10/20	$11,224	$11,500
10/21	$15,068	$15,430
10/22	$12,822	$11,881
10/23	$15,219	$13,592
10/24	$18,659	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	22.60%	8.13%	6.43%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R6
Trading Symbol	GSUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net, USD, Unhedged)
2/26/16	$10,000	$10,000
10/16	$10,599	$10,944
10/17	$13,133	$13,509
10/18	$12,264	$12,584
10/19	$14,399	$13,973
10/20	$12,822	$13,015
10/21	$17,248	$17,463
10/22	$14,680	$13,446
10/23	$17,444	$15,383
10/24	$21,408	$18,916

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced February 26, 2016)	22.72%	8.25%	9.16%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	7.61%

Performance Inception Date	Feb. 26, 2016
AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class R
Trading Symbol	GSRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$155	1.40%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI EAFE Index (Net, USD, Unhedged)
11/1/14	$10,000	$10,000
10/15	$9,916	$9,993
10/16	$9,233	$9,670
10/17	$11,355	$11,937
10/18	$10,539	$11,119
10/19	$12,292	$12,347
10/20	$10,882	$11,500
10/21	$14,540	$15,430
10/22	$12,307	$11,881
10/23	$14,539	$13,592
10/24	$17,739	$16,715

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	22.01%	7.60%	5.89%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.27%

AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Income Fund
Class Name	Class P
Trading Symbol	GSNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market was volatile amid prolonged higher interest rates, persistent inflation, a weak consumer and heightened geopolitical concerns but performed strongly overall as waning inflation globally indicated central bank tightening cycle peaks and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data, favorable corporate earnings reports and economic stimulus in China. International equities fell in October, weighed on by U.S. election results uncertainty.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
4/16/18	$10,000	$10,000
10/18	$8,924	$9,027
10/19	$10,471	$10,024
10/20	$9,328	$9,336
10/21	$12,551	$12,527
10/22	$10,681	$9,646
10/23	$12,693	$11,035
10/24	$15,579	$13,569

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	22.74%	8.26%	7.00%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	4.77%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,715,319,170
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,971,122
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,715,319,170
# of Portfolio Holdings	41
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid	$10,971,122

Holdings [Text Block]

Sector Allocation (%)

Financials	27.7%
Industrials	11.9%
Consumer Staples	11.3%
Utilities	9.8%
Health Care	8.4%
Energy	7.4%
Materials	6.6%
Communication Services	5.2%
Information Technology	4.5%
Other	7.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	0.89%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,796	$10,202	$10,918	$10,486
10/16	$11,004	$10,399	$11,167	$10,933
10/17	$14,318	$13,530	$14,485	$13,520
10/18	$15,313	$14,471	$16,036	$14,464
10/19	$17,040	$16,103	$18,778	$16,511
10/20	$21,116	$19,955	$24,265	$18,306
10/21	$30,131	$28,473	$34,750	$26,270
10/22	$22,818	$21,563	$26,201	$21,967
10/23	$25,809	$24,390	$31,167	$24,050
10/24	$37,424	$35,365	$44,808	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	45.00%	17.02%	14.10%
Class A Including sale charges	37.05%	15.70%	13.45%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$200	1.64%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,712	$10,605	$10,918	$10,486
10/16	$10,839	$10,731	$11,167	$10,933
10/17	$14,000	$13,860	$14,485	$13,520
10/18	$14,865	$14,717	$16,036	$14,464
10/19	$16,414	$16,250	$18,778	$16,511
10/20	$20,196	$19,994	$24,265	$18,306
10/21	$28,596	$28,310	$34,750	$26,270
10/22	$21,493	$21,278	$26,201	$21,967
10/23	$24,132	$23,891	$31,167	$24,050
10/24	$34,731	$34,384	$44,808	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	43.92%	16.15%	13.25%
Class C Including sale charges	42.81%	16.15%	13.25%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Institutional
Trading Symbol	GCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.53%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,084,100	$1,091,800	$1,048,600
10/16	$1,109,685	$1,116,693	$1,093,270
10/17	$1,449,581	$1,448,463	$1,352,047
10/18	$1,556,560	$1,603,593	$1,446,420
10/19	$1,738,678	$1,877,807	$1,651,089
10/20	$2,163,089	$2,426,503	$1,830,562
10/21	$3,097,111	$3,474,994	$2,627,040
10/22	$2,353,804	$2,620,146	$2,196,731
10/23	$2,671,803	$3,116,663	$2,404,981
10/24	$3,889,077	$4,480,827	$3,320,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	45.56%	17.45%	14.53%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025530
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Service
Trading Symbol	GSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$126	1.03%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,788	$10,918	$10,486
10/16	$10,985	$11,167	$10,933
10/17	$14,285	$14,485	$13,520
10/18	$15,260	$16,036	$14,464
10/19	$16,961	$18,778	$16,511
10/20	$20,989	$24,265	$18,306
10/21	$29,910	$34,750	$26,270
10/22	$22,624	$26,201	$21,967
10/23	$25,545	$31,167	$24,050
10/24	$37,004	$44,808	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	44.86%	16.87%	13.97%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058968
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Investor
Trading Symbol	GLCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	0.64%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,821	$10,918	$10,486
10/16	$11,057	$11,167	$10,933
10/17	$14,422	$14,485	$13,520
10/18	$15,464	$16,036	$14,464
10/19	$17,252	$18,778	$16,511
10/20	$21,434	$24,265	$18,306
10/21	$30,657	$34,750	$26,270
10/22	$23,268	$26,201	$21,967
10/23	$26,389	$31,167	$24,050
10/24	$38,364	$44,808	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	45.38%	17.31%	14.38%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GLCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.52%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Growth Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,983	$9,949	$9,880
10/16	$10,221	$10,176	$10,301
10/17	$13,352	$13,199	$12,739
10/18	$14,336	$14,613	$13,628
10/19	$16,016	$17,111	$15,557
10/20	$19,931	$22,111	$17,248
10/21	$28,539	$31,666	$24,752
10/22	$21,698	$23,876	$20,698
10/23	$24,627	$28,401	$22,660
10/24	$35,848	$40,831	$31,287

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	45.56%	17.46%	14.78%
Russell 1000® Growth Index	43.77%	18.98%	16.40%
Russell 1000® Index	38.07%	14.98%	13.10%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058967
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GLCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$139	1.14%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Growth Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,772	$10,918	$10,486
10/16	$10,951	$11,167	$10,933
10/17	$14,215	$14,485	$13,520
10/18	$15,166	$16,036	$14,464
10/19	$16,832	$18,778	$16,511
10/20	$20,807	$24,265	$18,306
10/21	$29,615	$34,750	$26,270
10/22	$22,371	$26,201	$21,967
10/23	$25,234	$31,167	$24,050
10/24	$36,512	$44,808	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	44.69%	16.73%	13.82%
Russell 1000® Growth Index	43.77%	18.98%	16.17%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201738
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GMZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$64	0.52%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Growth Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$10,025	$10,366	$10,193
10/19	$11,199	$12,139	$11,635
10/20	$13,934	$15,685	$12,900
10/21	$19,954	$22,463	$18,513
10/22	$15,165	$16,937	$15,480
10/23	$17,220	$20,147	$16,948
10/24	$25,064	$28,965	$23,400

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	45.55%	17.46%	15.06%
Russell 1000® Growth Index	43.77%	18.98%	17.63%
Russell 1000® Index	38.07%	14.98%	13.86%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,321,982,195
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 6,215,921
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,321,982,195
# of Portfolio Holdings	86
Portfolio Turnover Rate	215%
Total Net Advisory Fees Paid	$6,215,921

Holdings [Text Block]

Sector Allocation (%)

Information Technology	49.2%
Consumer Discretionary	15.5%
Communication Services	14.5%
Health Care	7.5%
Financials	5.1%
Industrials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Other	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a decrease in fees related to management and shareholder meeting expenses.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025519
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,182	$9,622	$10,053	$10,486
10/16	$10,524	$9,945	$10,693	$10,933
10/17	$12,998	$12,283	$12,595	$13,520
10/18	$13,495	$12,753	$12,976	$14,464
10/19	$14,210	$13,429	$14,431	$16,511
10/20	$13,022	$12,306	$13,338	$18,306
10/21	$18,605	$17,581	$19,175	$26,270
10/22	$17,596	$16,629	$17,833	$21,967
10/23	$17,514	$16,550	$17,856	$24,050
10/24	$22,866	$21,608	$23,388	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	30.56%	9.97%	8.62%
Class A Including sale charges	23.37%	8.73%	8.00%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.67%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,111	$10,010	$10,053	$10,486
10/16	$10,371	$10,267	$10,693	$10,933
10/17	$12,714	$12,586	$12,595	$13,520
10/18	$13,095	$12,964	$12,976	$14,464
10/19	$13,688	$13,551	$14,431	$16,511
10/20	$12,449	$12,325	$13,338	$18,306
10/21	$17,660	$17,483	$19,175	$26,270
10/22	$16,575	$16,410	$17,833	$21,967
10/23	$16,376	$16,213	$17,856	$24,050
10/24	$21,219	$21,007	$23,388	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	29.57%	9.15%	7.81%
Class C Including sale charges	28.54%	9.15%	7.81%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025517
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Institutional
Trading Symbol	GCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,022,400	$1,005,300	$1,048,600
10/16	$1,060,229	$1,069,338	$1,093,270
10/17	$1,314,896	$1,259,466	$1,352,047
10/18	$1,370,384	$1,297,628	$1,446,420
10/19	$1,448,222	$1,443,092	$1,651,089
10/20	$1,332,364	$1,333,850	$1,830,562
10/21	$1,910,611	$1,917,542	$2,627,040
10/22	$1,813,552	$1,783,314	$2,196,731
10/23	$1,811,738	$1,785,633	$2,404,981
10/24	$2,374,645	$2,338,822	$3,320,557

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	31.07%	10.38%	9.03%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025518
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Service
Trading Symbol	GCLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,177	$10,053	$10,486
10/16	$10,506	$10,693	$10,933
10/17	$12,961	$12,595	$13,520
10/18	$13,440	$12,976	$14,464
10/19	$14,138	$14,431	$16,511
10/20	$12,942	$13,338	$18,306
10/21	$18,466	$19,175	$26,270
10/22	$17,441	$17,833	$21,967
10/23	$17,333	$17,856	$24,050
10/24	$22,600	$23,388	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	30.39%	9.82%	8.49%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Investor
Trading Symbol	GCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,214	$10,053	$10,486
10/16	$10,580	$10,693	$10,933
10/17	$13,097	$12,595	$13,520
10/18	$13,630	$12,976	$14,464
10/19	$14,386	$14,431	$16,511
10/20	$13,219	$13,338	$18,306
10/21	$18,935	$19,175	$26,270
10/22	$17,956	$17,833	$21,967
10/23	$17,917	$17,856	$24,050
10/24	$23,450	$23,388	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	30.88%	10.25%	8.89%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GCVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 1000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,859	$9,809	$9,880
10/16	$10,231	$10,434	$10,301
10/17	$12,691	$12,289	$12,739
10/18	$13,223	$12,661	$13,628
10/19	$13,981	$14,081	$15,557
10/20	$12,864	$13,015	$17,248
10/21	$18,449	$18,710	$24,752
10/22	$17,514	$17,400	$20,698
10/23	$17,498	$17,423	$22,660
10/24	$22,931	$22,821	$31,287

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	31.05%	10.39%	9.37%
Russell 1000® Value Index	30.98%	10.13%	9.32%
Russell 1000® Index	38.07%	14.98%	13.10%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$135	1.17%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 1000® Value Index	Russell 1000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,156	$10,053	$10,486
10/16	$10,469	$10,693	$10,933
10/17	$12,897	$12,595	$13,520
10/18	$13,356	$12,976	$14,464
10/19	$14,025	$14,431	$16,511
10/20	$12,819	$13,338	$18,306
10/21	$18,276	$19,175	$26,270
10/22	$17,241	$17,833	$21,967
10/23	$17,115	$17,856	$24,050
10/24	$22,294	$23,388	$33,206

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	30.26%	9.70%	8.34%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Russell 1000® Index	38.07%	14.98%	12.74%

AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201736
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GMXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	Russell 1000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,923	$9,999	$10,193
10/19	$10,493	$11,120	$11,635
10/20	$9,654	$10,278	$12,900
10/21	$13,848	$14,776	$18,513
10/22	$13,146	$13,742	$15,480
10/23	$13,134	$13,759	$16,948
10/24	$17,214	$18,022	$23,400

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	31.06%	10.39%	8.64%
Russell 1000® Value Index	30.98%	10.13%	9.41%
Russell 1000® Index	38.07%	14.98%	13.86%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 384,158,065
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 1,937,735
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$384,158,065
# of Portfolio Holdings	161
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$1,937,735

Holdings [Text Block]

Sector Allocation (%)

Financials	21.9%
Health Care	16.4%
Industrials	15.9%
Consumer Discretionary	7.6%
Information Technology	7.6%
Energy	6.9%
Consumer Staples	6.4%
Real Estate	4.5%
Materials	4.1%
Other	7.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025537
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class A
Trading Symbol	GCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$144	1.20%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,466	$9,890	$10,034	$10,449
10/16	$10,827	$10,232	$10,446	$10,892
10/17	$13,628	$12,878	$13,356	$13,504
10/18	$14,162	$13,383	$13,603	$14,395
10/19	$14,961	$14,138	$14,269	$16,337
10/20	$13,433	$12,695	$14,249	$17,995
10/21	$20,718	$19,579	$21,488	$25,895
10/22	$17,064	$16,125	$17,504	$21,617
10/23	$16,272	$15,377	$16,006	$23,429
10/24	$22,786	$21,532	$21,459	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	40.03%	8.77%	8.58%
Class A Including sale charges	32.32%	7.55%	7.97%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025539
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class C
Trading Symbol	GCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$233	1.95%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,389	$10,285	$10,034	$10,449
10/16	$10,661	$10,555	$10,446	$10,892
10/17	$13,319	$13,186	$13,356	$13,504
10/18	$13,740	$13,603	$13,603	$14,395
10/19	$14,408	$14,264	$14,269	$16,337
10/20	$12,844	$12,716	$14,249	$17,995
10/21	$19,655	$19,458	$21,488	$25,895
10/22	$16,070	$15,909	$17,504	$21,617
10/23	$15,213	$15,061	$16,006	$23,429
10/24	$21,140	$20,929	$21,459	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	38.96%	7.96%	7.77%
Class C Including sale charges	37.96%	7.96%	7.77%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Institutional
Trading Symbol	GCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.84%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Index	Russell 3000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,051,300	$1,003,400	$1,044,900
10/16	$1,091,039	$1,044,640	$1,089,204
10/17	$1,379,510	$1,335,572	$1,350,395
10/18	$1,439,105	$1,360,280	$1,439,521
10/19	$1,525,883	$1,426,934	$1,633,712
10/20	$1,375,736	$1,424,936	$1,799,534
10/21	$2,128,676	$2,148,803	$2,589,529
10/22	$1,760,202	$1,750,415	$2,161,739
10/23	$1,684,866	$1,600,580	$2,342,893
10/24	$2,367,405	$2,145,897	$3,229,912

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	40.51%	9.17%	8.99%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Service
Trading Symbol	GCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$161	1.34%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,456	$10,034	$10,449
10/16	$10,800	$10,446	$10,892
10/17	$13,583	$13,356	$13,504
10/18	$14,101	$13,603	$14,395
10/19	$14,879	$14,269	$16,337
10/20	$13,344	$14,249	$17,995
10/21	$20,557	$21,488	$25,895
10/22	$16,912	$17,504	$21,617
10/23	$16,107	$16,006	$23,429
10/24	$22,513	$21,459	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	39.77%	8.62%	8.45%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058970
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Investor
Trading Symbol	GDSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,499	$10,034	$10,449
10/16	$10,881	$10,446	$10,892
10/17	$13,734	$13,356	$13,504
10/18	$14,310	$13,603	$14,395
10/19	$15,154	$14,269	$16,337
10/20	$13,642	$14,249	$17,995
10/21	$21,091	$21,488	$25,895
10/22	$17,417	$17,504	$21,617
10/23	$16,654	$16,006	$23,429
10/24	$23,373	$21,459	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	40.34%	9.04%	8.85%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R6
Trading Symbol	GCSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.83%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,812	$9,414	$9,843
10/16	$10,187	$9,801	$10,260
10/17	$12,881	$12,530	$12,721
10/18	$13,442	$12,762	$13,560
10/19	$14,255	$13,388	$15,390
10/20	$12,852	$13,369	$16,952
10/21	$19,898	$20,160	$24,393
10/22	$16,455	$16,423	$20,364
10/23	$15,748	$15,017	$22,070
10/24	$22,132	$20,133	$30,426

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	40.54%	9.19%	8.95%
Russell 2000® Index	34.07%	8.49%	7.85%
Russell 3000® Index	37.86%	14.59%	12.76%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058969
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class R
Trading Symbol	GDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$174	1.45%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,445	$10,034	$10,449
10/16	$10,771	$10,446	$10,892
10/17	$13,528	$13,356	$13,504
10/18	$14,023	$13,603	$14,395
10/19	$14,774	$14,269	$16,337
10/20	$13,234	$14,249	$17,995
10/21	$20,358	$21,488	$25,895
10/22	$16,728	$17,504	$21,617
10/23	$15,919	$16,006	$23,429
10/24	$22,222	$21,459	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	39.60%	8.50%	8.31%
Russell 2000® Index	34.07%	8.49%	7.93%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201739
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity Insights Fund
Class Name	Class P
Trading Symbol	GMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.83%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,838	$9,732	$10,159
10/19	$10,434	$10,209	$11,529
10/20	$9,408	$10,195	$12,700
10/21	$14,561	$15,373	$18,275
10/22	$12,040	$12,523	$15,256
10/23	$11,527	$11,451	$16,534
10/24	$16,195	$15,353	$22,794

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	40.49%	9.18%	7.64%
Russell 2000® Index	34.07%	8.49%	6.76%
Russell 3000® Index	37.86%	14.59%	13.40%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 432,977,291
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 3,265,777
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$432,977,291
# of Portfolio Holdings	540
Portfolio Turnover Rate	164%
Total Net Advisory Fees Paid	$3,265,777

Holdings [Text Block]

Sector Allocation (%)

Financials	18.3%
Industrials	16.0%
Health Care	15.9%
Information Technology	13.4%
Consumer Discretionary	11.7%
Real Estate	5.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.5%
Other	5.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective February 29, 2024, investments related to real estate investments trusts was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class A
Trading Symbol	GSAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$145	1.20%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,595	$10,012	$10,352	$10,449
10/16	$10,556	$9,975	$10,301	$10,892
10/17	$13,673	$12,921	$13,495	$13,504
10/18	$14,476	$13,679	$14,052	$14,395
10/19	$15,293	$14,452	$14,951	$16,337
10/20	$15,148	$14,315	$16,950	$17,995
10/21	$21,588	$20,400	$23,468	$25,895
10/22	$16,033	$15,151	$17,361	$21,617
10/23	$15,368	$14,522	$16,037	$23,429
10/24	$21,747	$20,551	$21,889	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	41.51%	7.28%	8.07%
Class A Including sale charges	33.77%	6.08%	7.46%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040535
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class C
Trading Symbol	GSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$234	1.95%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$10,518	$10,413	$10,352	$10,449
10/16	$10,398	$10,294	$10,301	$10,892
10/17	$13,374	$13,240	$13,495	$13,504
10/18	$14,047	$13,906	$14,052	$14,395
10/19	$14,738	$14,590	$14,951	$16,337
10/20	$14,487	$14,342	$16,950	$17,995
10/21	$20,495	$20,290	$23,468	$25,895
10/22	$15,066	$14,915	$17,361	$21,617
10/23	$14,343	$14,199	$16,037	$23,429
10/24	$20,132	$19,930	$21,889	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	40.36%	6.43%	7.24%
Class C Including sale charges	39.36%	6.43%	7.24%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040536
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Institutional
Trading Symbol	GSIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.84%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,063,900	$1,035,200	$1,044,900
10/16	$1,064,006	$1,030,128	$1,089,204
10/17	$1,383,634	$1,349,467	$1,350,395
10/18	$1,470,249	$1,405,200	$1,439,521
10/19	$1,559,641	$1,495,133	$1,633,712
10/20	$1,550,595	$1,695,032	$1,799,534
10/21	$2,217,971	$2,346,772	$2,589,529
10/22	$1,652,832	$1,736,142	$2,161,739
10/23	$1,590,355	$1,603,674	$2,342,893
10/24	$2,257,986	$2,188,855	$3,229,912

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	41.98%	7.67%	8.48%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058991
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Investor
Trading Symbol	GSTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$115	0.95%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,623	$10,352	$10,449
10/16	$10,607	$10,301	$10,892
10/17	$13,775	$13,495	$13,504
10/18	$14,620	$14,052	$14,395
10/19	$15,487	$14,951	$16,337
10/20	$15,375	$16,950	$17,995
10/21	$21,970	$23,468	$25,895
10/22	$16,348	$17,361	$21,617
10/23	$15,718	$16,037	$23,429
10/24	$22,287	$21,889	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	41.79%	7.54%	8.34%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R6
Trading Symbol	GINUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.83%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,597	$9,150	$9,843
10/16	$9,604	$9,105	$10,260
10/17	$12,490	$11,928	$12,721
10/18	$13,270	$12,420	$13,560
10/19	$14,077	$13,215	$15,390
10/20	$13,997	$14,982	$16,952
10/21	$20,025	$20,743	$24,393
10/22	$14,929	$15,346	$20,364
10/23	$14,365	$14,175	$22,070
10/24	$20,398	$19,347	$30,426

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	42.00%	7.69%	8.00%
Russell 2000® Growth Index	36.49%	7.91%	7.38%
Russell 3000® Index	37.86%	14.59%	12.76%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058990
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class R
Trading Symbol	GSROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$175	1.45%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Growth Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,567	$10,352	$10,449
10/16	$10,500	$10,301	$10,892
10/17	$13,572	$13,495	$13,504
10/18	$14,329	$14,052	$14,395
10/19	$15,106	$14,951	$16,337
10/20	$14,920	$16,950	$17,995
10/21	$21,216	$23,468	$25,895
10/22	$15,717	$17,361	$21,617
10/23	$15,021	$16,037	$23,429
10/24	$21,208	$21,889	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	41.19%	7.01%	7.80%
Russell 2000® Growth Index	36.49%	7.91%	8.14%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Insights Fund
Class Name	Class P
Trading Symbol	GSZPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$100	0.83%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Growth Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,831	$9,680	$10,159
10/19	$10,429	$10,300	$11,529
10/20	$10,369	$11,677	$12,700
10/21	$14,835	$16,166	$18,275
10/22	$11,055	$11,960	$15,256
10/23	$10,642	$11,047	$16,534
10/24	$15,107	$15,078	$22,794

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	41.96%	7.68%	6.50%
Russell 2000® Growth Index	36.49%	7.91%	6.47%
Russell 3000® Index	37.86%	14.59%	13.40%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 127,399,124
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 948,053
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$127,399,124
# of Portfolio Holdings	393
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid	$948,053

Holdings [Text Block]

Sector Allocation (%)

Health Care	24.0%
Industrials	21.5%
Information Technology	19.5%
Consumer Discretionary	12.1%
Financials	7.0%
Communication Services	3.5%
Materials	3.4%
Consumer Staples	2.8%
Real Estate	2.3%
Other	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040529
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class A
Trading Symbol	GSATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$141	1.20%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$9,450	$10,000	$10,000
10/15	$10,053	$9,500	$9,712	$10,449
10/16	$10,858	$10,261	$10,568	$10,892
10/17	$13,462	$12,722	$13,189	$13,504
10/18	$13,742	$12,986	$13,112	$14,395
10/19	$14,347	$13,558	$13,534	$16,337
10/20	$11,975	$11,317	$11,650	$17,995
10/21	$19,729	$18,644	$19,141	$25,895
10/22	$17,821	$16,841	$17,087	$21,617
10/23	$16,517	$15,608	$15,390	$23,429
10/24	$22,425	$21,192	$20,280	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	35.77%	9.33%	8.41%
Class A Including sale charges	28.31%	8.11%	7.80%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class C
Trading Symbol	GSCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$229	1.95%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$9,900	$10,000	$10,000
10/15	$9,979	$9,879	$9,712	$10,449
10/16	$10,694	$10,588	$10,568	$10,892
10/17	$13,164	$13,032	$13,189	$13,504
10/18	$13,336	$13,203	$13,112	$14,395
10/19	$13,826	$13,687	$13,534	$16,337
10/20	$11,455	$11,340	$11,650	$17,995
10/21	$18,727	$18,540	$19,141	$25,895
10/22	$16,793	$16,625	$17,087	$21,617
10/23	$15,448	$15,293	$15,390	$23,429
10/24	$20,820	$20,612	$20,280	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	34.78%	8.52%	7.60%
Class C Including sale charges	33.75%	8.52%	7.60%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000040532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Institutional
Trading Symbol	GSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.84%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$1,000,000	$1,000,000	$1,000,000
10/15	$1,009,300	$971,200	$1,044,900
10/16	$1,094,485	$1,056,763	$1,089,204
10/17	$1,362,524	$1,318,946	$1,350,395
10/18	$1,396,042	$1,311,164	$1,439,521
10/19	$1,463,192	$1,353,383	$1,633,712
10/20	$1,225,716	$1,164,992	$1,799,534
10/21	$2,026,966	$1,914,082	$2,589,529
10/22	$1,838,053	$1,708,701	$2,161,739
10/23	$1,709,757	$1,539,027	$2,342,893
10/24	$2,329,544	$2,027,976	$3,229,912

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	36.25%	9.74%	8.82%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Investor
Trading Symbol	GTTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,076	$9,712	$10,449
10/16	$10,911	$10,568	$10,892
10/17	$13,563	$13,189	$13,504
10/18	$13,879	$13,112	$14,395
10/19	$14,530	$13,534	$16,337
10/20	$12,153	$11,650	$17,995
10/21	$20,072	$19,141	$25,895
10/22	$18,178	$17,087	$21,617
10/23	$16,892	$15,390	$23,429
10/24	$22,996	$20,280	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	36.13%	9.60%	8.67%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R6
Trading Symbol	GTTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$98	0.83%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000® Value Index	Russell 3000® Index
7/31/15	$10,000	$10,000	$10,000
10/15	$9,836	$9,694	$9,843
10/16	$10,666	$10,548	$10,260
10/17	$13,278	$13,165	$12,721
10/18	$13,609	$13,087	$13,560
10/19	$14,266	$13,509	$15,390
10/20	$11,954	$11,628	$16,952
10/21	$19,767	$19,105	$24,393
10/22	$17,926	$17,055	$20,364
10/23	$16,677	$15,362	$22,070
10/24	$22,726	$20,242	$30,426

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	36.27%	9.75%	9.27%
Russell 2000® Value Index	31.77%	8.42%	7.91%
Russell 3000® Index	37.86%	14.59%	12.76%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058988
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class R
Trading Symbol	GTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$171	1.45%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	Russell 2000® Value Index	Russell 3000® Index
11/1/14	$10,000	$10,000	$10,000
10/15	$10,027	$9,712	$10,449
10/16	$10,803	$10,568	$10,892
10/17	$13,360	$13,189	$13,504
10/18	$13,605	$13,112	$14,395
10/19	$14,168	$13,534	$16,337
10/20	$11,796	$11,650	$17,995
10/21	$19,382	$19,141	$25,895
10/22	$17,467	$17,087	$21,617
10/23	$16,147	$15,390	$23,429
10/24	$21,872	$20,280	$32,299

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	35.46%	9.06%	8.13%
Russell 2000® Value Index	31.77%	8.42%	7.32%
Russell 3000® Index	37.86%	14.59%	12.43%

AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Insights Fund
Class Name	Class P
Trading Symbol	GSXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$98	0.83%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. equities, including small-cap stocks, were broadly volatile amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Value Index	Russell 3000® Index
4/16/18	$10,000	$10,000	$10,000
10/18	$9,763	$9,787	$10,159
10/19	$10,234	$10,102	$11,529
10/20	$8,574	$8,696	$12,700
10/21	$14,177	$14,287	$18,275
10/22	$12,856	$12,754	$15,256
10/23	$11,960	$11,488	$16,534
10/24	$16,300	$15,138	$22,794

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	36.29%	9.75%	7.75%
Russell 2000® Value Index	31.77%	8.42%	6.53%
Russell 3000® Index	37.86%	14.59%	13.40%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 968,326,805
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 7,246,903
InvestmentCompanyPortfolioTurnover	152.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$968,326,805
# of Portfolio Holdings	492
Portfolio Turnover Rate	152%
Total Net Advisory Fees Paid	$7,246,903

Holdings [Text Block]

Sector Allocation (%)

Financials	30.1%
Industrials	11.1%
Real Estate	10.6%
Consumer Discretionary	10.5%
Health Care	8.5%
Energy	6.1%
Information Technology	5.4%
Materials	5.0%
Communication Services	4.4%
Other	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class A
Trading Symbol	GSSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$110	0.92%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A Excluding sale charges	Class A Including sale charges	S&P 500® Index
11/1/14	$10,000	$9,450	$10,000
10/15	$10,386	$9,815	$10,520
10/16	$10,620	$10,036	$10,994
10/17	$13,475	$12,734	$13,592
10/18	$14,274	$13,489	$14,591
10/19	$15,414	$14,566	$16,682
10/20	$16,966	$16,033	$18,302
10/21	$23,966	$22,648	$26,156
10/22	$20,402	$19,280	$22,334
10/23	$21,702	$20,508	$24,599
10/24	$30,137	$28,479	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A Excluding sale charges	38.87%	14.34%	11.65%
Class A Including sale charges	31.25%	13.05%	11.02%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025527
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class C
Trading Symbol	GSUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$199	1.67%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C Excluding sale charges	Class C Including sale charges	S&P 500® Index
11/1/14	$10,000	$9,900	$10,000
10/15	$10,309	$10,206	$10,520
10/16	$10,462	$10,357	$10,994
10/17	$13,174	$13,043	$13,592
10/18	$13,853	$13,714	$14,591
10/19	$14,850	$14,702	$16,682
10/20	$16,227	$16,064	$18,302
10/21	$22,753	$22,526	$26,156
10/22	$19,226	$19,034	$22,334
10/23	$20,295	$20,092	$24,599
10/24	$27,975	$27,695	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C Excluding sale charges	37.84%	13.49%	10.82%
Class C Including sale charges	36.81%	13.49%	10.82%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Institutional
Trading Symbol	GSELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$67	0.56%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional	S&P 500® Index
11/1/14	$1,000,000	$1,000,000
10/15	$1,042,700	$1,052,000
10/16	$1,070,436	$1,099,445
10/17	$1,363,735	$1,359,244
10/18	$1,450,196	$1,459,149
10/19	$1,571,867	$1,668,245
10/20	$1,736,914	$1,830,231
10/21	$2,462,770	$2,615,583
10/22	$2,104,437	$2,233,447
10/23	$2,246,486	$2,459,918
10/24	$3,130,928	$3,395,179

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	39.37%	14.76%	12.08%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Service
Trading Symbol	GSESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$127	1.06%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Service	S&P 500® Index
11/1/14	$10,000	$10,000
10/15	$10,375	$10,520
10/16	$10,598	$10,994
10/17	$13,434	$13,592
10/18	$14,215	$14,591
10/19	$15,332	$16,682
10/20	$16,859	$18,302
10/21	$23,785	$26,156
10/22	$20,222	$22,334
10/23	$21,475	$24,599
10/24	$29,782	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service	38.68%	14.18%	11.52%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Investor
Trading Symbol	GSUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	0.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor	S&P 500® Index
11/1/14	$10,000	$10,000
10/15	$10,412	$10,520
10/16	$10,671	$10,994
10/17	$13,575	$13,592
10/18	$14,417	$14,591
10/19	$15,606	$16,682
10/20	$17,223	$18,302
10/21	$24,389	$26,156
10/22	$20,816	$22,334
10/23	$22,194	$24,599
10/24	$30,894	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	39.20%	14.62%	11.93%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R6
Trading Symbol	GSEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$66	0.55%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
7/31/15	$0	$10,000
10/15	$9,863	$9,937
10/16	$10,126	$10,385
10/17	$12,902	$12,839
10/18	$13,724	$13,783
10/19	$14,874	$15,758
10/20	$16,439	$17,288
10/21	$23,307	$24,706
10/22	$19,918	$21,097
10/23	$21,262	$23,236
10/24	$29,640	$32,070

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class R6 (Commenced July 31, 2015)	39.40%	14.77%	12.45%
S&P 500® Index	38.02%	15.25%	13.41%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class R
Trading Symbol	GSURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$140	1.17%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
11/1/14	$10,000	$10,000
10/15	$10,358	$10,520
10/16	$10,564	$10,994
10/17	$13,372	$13,592
10/18	$14,128	$14,591
10/19	$15,218	$16,682
10/20	$16,713	$18,302
10/21	$23,550	$26,156
10/22	$19,999	$22,334
10/23	$21,218	$24,599
10/24	$29,392	$33,952

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R	38.52%	14.05%	11.37%
S&P 500® Index	38.02%	15.25%	12.99%

AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201737
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Insights Fund
Class Name	Class P
Trading Symbol	GSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$66	0.55%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility amid prolonged higher interest rates, elevated inflation and heightened geopolitical concerns but performed strongly as the disinflation theme gained traction and the Federal Reserve began its long-awaited easing cycle. Further boosting investor sentiment was generally positive economic data supporting the soft landing scenario, favorable corporate earnings reports, an improvement in market breadth and excitement over artificial intelligence capabilities across sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
4/16/18	$0	$10,000
10/18	$10,039	$10,228
10/19	$10,882	$11,694
10/20	$12,027	$12,829
10/21	$17,054	$18,334
10/22	$14,575	$15,655
10/23	$15,558	$17,243
10/24	$21,689	$23,799

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	39.40%	14.77%	12.54%
S&P 500® Index	38.02%	15.25%	14.15%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 1,083,072,603
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 5,320,358
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2024)

Total Net Assets	$1,083,072,603
# of Portfolio Holdings	136
Portfolio Turnover Rate	206%
Total Net Advisory Fees Paid	$5,320,358

Holdings [Text Block]

Sector Allocation (%)

Information Technology	30.3%
Health Care	12.6%
Financials	11.8%
Consumer Discretionary	11.4%
Communication Services	10.7%
Industrials	8.8%
Consumer Staples	5.1%
Energy	3.1%
Materials	2.2%
Other	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs